Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

January 25, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File	Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily Income Preferred Bull 2X Shares and the Direxion Daily Income Preferred Bear 2X Shares, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated January 20, 2017, filed electronically as Post-Effective Amendment No. 176 to the Trust’s Registration Statement on Form N-1A on January 20, 2017.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC